INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL
NOTE 13 - INTANGIBLE ASSETS AND GOODWILL

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2022	18	21	13	2	4	58	451
Additions	—	—	—	1	—	1	—
Amortization expense	(1)	(4)	—	—	—	(5)	—
Transfer	—	1	—	(1)	—	—	—
Effect of changes in foreign exchange rates	2	1	1	—	(1)	3	40
Net balance at June 30, 2022	19	19	14	2	3	57	491

Cost	94	94	43	3	4	238	491
Less accumulated depreciation and impairment	(75)	(75)	(29)	(1)	(1)	(181)	—
Net balance at June 30, 2022	19	19	14	2	3	57	491